Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Investment held in trust account	$ 121,961,421	$ 0
Unrecognized tax benefits
Net tangible assets	5,000,001
Offering cost	5,404,094
Temporary equity	121,861,421
Federal insurance	$ 250,000
Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption per share (in Dollars per share)	$ 10.6
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering cost	$ 5,610,317
Underwriting fees	1,265,000
Deferred underwriting fees	3,450,000
Other offering costs	895,317
Temporary equity	$ 206,223
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption per share (in Dollars per share)	$ 10.6	$ 0
Subject to possible redemption (in Dollars per share)	$ 0.0001	0.0001
Conversion of convertible shares (in Shares)	17,500
Class A Ordinary Shares [Member] | Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Subject to possible redemption (in Dollars per share)		$ 0